Investment Risks - Roundhill Memory ETF	Jun. 05, 2026
China Risk
Prospectus [Line Items]
Risk [Text Block]	“CHINA RISK. The Fund may invest in instruments that provide exposure to Chinese companies, including through investments in China A-Shares, which would subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability.”
Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]	“EMERGING MARKETS RISK. The Fund’s investments in emerging markets, such as Taiwan, South Korea, and China (including investment exposure to Chinese companies through investments in China A-Shares), may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.”